COMMITMENTS - Underwriting Agreement (Details) - USD ($)		3 Months Ended	9 Months Ended
	Nov. 24, 2020	Sep. 30, 2020	Mar. 31, 2021	Jun. 30, 2020
Commitments And Contingencies [Line Items]
Common Stock, Shares Authorized		5,000,000	5,000,000	5,000,000
Deferred fee per unit			$ 0.20
Deferred underwriting fee payable			$ 1,601,808
Initial Public Offering
Commitments And Contingencies [Line Items]
Common Stock, Shares Authorized			1,125,000
Number of units issued	8,009,041	7,500,000
Number of units available			615,959
Over-allotment
Commitments And Contingencies [Line Items]
Number of units issued	509,041	8,625,000	509,041
Unit price			$ 10.00